Short-Term Borrowings	12 Months Ended
Dec. 31, 2016
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2016	2015	2014
Amount outstanding at December 31,	$209,406	191,226	189,116
Maximum amount outstanding at any month end	209,406	194,738	209,370
Average amount outstanding	185,672	184,725	189,430
Weighted average interest rate:
For the year	0.59%	0.66	0.74
As of year end	0.59	0.60	0.72

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities and/or loans pledged against such borrowings. The line of credit requires securities and/or loans to be pledged as collateral for the amount borrowed. As of December 31, 2016 and 2015, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York.

Trustco Bank is approved to borrow on a short-term basis from the Federal Reserve Bank of New York. The Bank has pledged certain securities to the Federal Reserve Bank to support this arrangement. As of December 31, 2016 and 2015, the Bank had no outstanding borrowings with the Federal Reserve Bank of New York.